UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22973

AMG PANTHEON FUND, LLC

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: April 1, 2022 – September 30, 2022

(Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

September 30, 2022

AMG Pantheon Fund, LLC

www.amgfunds.com	093022 SAR080

AMG Funds

AMG Pantheon Fund, LLC

Semi-Annual Report—September 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

FUND PERFORMANCE	3

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	4
Balance sheet, net asset value (NAV) per Unit computations and cumulative undistributed amounts

Statement of Operations	6
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	7
Detail of changes in assets for the past two fiscal periods

Statement of Cash Flows	8
Detail of cash movements during the fiscal period

Financial Highlights	9
Historical net asset values per Unit, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT	24

OTHER TAX INFORMATION	27

Consolidated Financial Statements of AMG Pantheon Master Fund, LLC	Appendix

AMG Pantheon Fund, LLC Fund Performance (unaudited)

The table below shows the average annual total returns for AMG Pantheon Fund, LLC and MSCI World Index for the same time periods ended September 30, 2022.

	Six	One	Five	Since	Inception
Average Annual Total Returns[1]	Months*	Year	Years	Inception	Date

AMG Pantheon Fund, LLC[2]

AMG Pantheon Fund, LLC—Class 1[3]	(2.30)%	6.52%	13.09%	12.43%	10/27/15
AMG Pantheon Fund, LLC—Class 2	(2.16)%	6.80%	13.54%	12.90%	10/27/15
AMG Pantheon Fund, LLC—Class 3	(2.03)%	7.11%	13.83%	13.19%	10/27/15
AMG Pantheon Fund, LLC—Class 4	(1.90)%	7.36%	14.12%	11.73%	09/30/14
AMG Pantheon Fund, LLC—Class 5[4]	(5.84)%	2.52%	—	16.72%	07/31/20

MSCI World Index[5,6]	(21.37)%	(19.63)%	5.30%	6.19%	09/30/14 †

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s units, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per unit for the Fund and other information, please call 877.355.1566 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

†	Date reflects inception date of the Fund, not the Index.

*	Not annualized.

[1]

Total return equals income yield plus unit price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by unitholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars ($).

[2]

Effective July 31, 2020, Brokerage Class Units were renamed Class 1 Units, Advisory Class Units were renamed Class 2 Units, Institutional Class Units were renamed Class 3 Units, Institutional Plus Class Units were renamed Class 4 Units, and Class 5 Units were established.

[3]	The performance information for the Fund’s Class 1 units for periods prior to July 31, 2020 does not reflect the impact of the sales load that was in effect until July 31, 2020.

[4]	The Average Annual Total Returns include the impact of the maximum sales load of 3.50%.

[5]

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment and does not incur expenses.

[6]

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

3

AMG Pantheon Fund, LLC

Statement of Assets and Liabilities

September 30, 2022 (unaudited)

Assets:

Investment in AMG Pantheon Master Fund, LLC, at value (cost $ 1,071,523,065; Units 59,790,289)	$ 1,199,991,092

Cash	7,242,094

Cash held in escrow	35,790,175

Prepaid expenses and other assets	206,223

Total Assets	1,243,229,584

Liabilities:

Subscriptions in advance	35,790,175

Payable for Fund Units tendered	5,027,184

Accrued expenses:

Administrative fees	49,617

Distribution fees	536,574

Other	187,207

Total Liabilities	41,590,757

Net Assets	$ 1,201,638,827

Net Assets Represent:

Paid-in capital	$ 1,079,019,380

Distributable earnings	122,619,447

Net Assets	$ 1,201,638,827

The accompanying notes are an integral part of these financial statements.

4

AMG Pantheon Fund, LLC

Statement of Assets and Liabilities (continued)

September 30, 2022

Class 1:

Net Assets	$567,052,376

Units outstanding	28,418,339

Net asset value, offering and redemption price per Unit	$19.95

Class 2:

Net Assets	$235,183,440

Units outstanding	11,514,367

Net asset value, offering and redemption price per Unit	$20.43

Class 3:

Net Assets	$381,964,089

Units outstanding	18,376,168

Net asset value, offering and redemption price per Unit	$20.79

Class 4:

Net Assets	$6,898,267

Units outstanding	326,033

Net asset value, offering and redemption price per Unit	$21.16

Class 5:

Net Assets	$10,540,655

Units outstanding	531,455

Net asset value and redemption price per Unit	$19.83

Maximum offering price per Unit	$20.55

The accompanying notes are an integral part of these financial statements.

5

AMG Pantheon Fund, LLC

Statement of Operations

For the six months ended September 30, 2022 (unaudited)

Expenses:

Investment advisory and management fees	$ 3,797,002

Administrative fees	271,214

Distribution fees - Class 1	1,823,941

Distribution fees - Class 2	546,875

Distribution fees - Class 3	458,115

Distribution fees - Class 5	32,030

Transfer agent fees	179,656

Professional fees	155,349

Registration fees	57,787

Directors fees and expenses	35,846

Reports to Investors	9,101

Custody fees	5,304

Miscellaneous expenses	86,297

Recoupment of prior expense reimbursements	860,161

Total expenses before offsets	8,318,678

Fee waiver	(3,797,002)

Net expenses	4,521,676

Net investment loss	(4,521,676)

Net Unrealized Depreciation:

Net change in unrealized appreciation/depreciation of investments	(13,631,422)

Net decrease in net assets resulting from operations	$ (18,153,098)

The accompanying notes are an integral part of these financial statements.

6

AMG Pantheon Fund, LLC

Statements of Changes in Net Assets

For the six months ended September 30, 2022 (unaudited) and the fiscal year ended March 31, 2022

	Six months ended September 30, 2022 (unaudited)	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment loss	$ (4,521,676)	$ (4,325,545)

Capital gain distributions received	–	26,594,705

Net change in unrealized appreciation/depreciation of investments	(13,631,422)	88,410,166

Net increase (decrease) in net assets resulting from operations	(18,153,098)	110,679,326

Distributions to Investors:

Class 1	–	(8,329,602)

Class 2	–	(5,044,649)

Class 3	–	(9,658,201)

Class 4	–	(197,808)

Class 5	–	(74,580)

Total distributions to Investors	–	(23,304,840)

Capital Unit Transactions:[1]

Net increase from capital Unit transactions	309,082,483	554,351,138

Total increase in net assets	290,929,385	641,725,624

Net Assets:

Beginning of period	910,709,442	268,983,818

End of period	$1,201,638,827	$910,709,442

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG Pantheon Fund, LLC

Statement of Cash Flows

For the six months ended September 30, 2022 (unaudited)

Cash Flows from Operating Activities:

Net decrease in net assets resulting from operations	$ (18,153,098)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:

Net change in unrealized appreciation/depreciation of investments	13,631,422

Decrease in receivable from Investment Manager	112,602

Decrease in prepaid expenses and other assets	2,227

Increase in administrative fees payable	12,278

Increase in distribution fees payable	160,129

Increase in other accrued expenses	19,109

Purchases of Master Fund	(304,142,492)

Net cash used in operating activities	(308,357,823)

Cash Flows from Financing Activities:

Proceeds from capital Unit transactions (including change in subscriptions in advance of $33,606,189)	284,416,803

Disbursements from capital Unit transactions tendered (including change in payable for Fund Units tendered of $4,461,500)	(4,479,009)

Net cash provided by financing activities	279,937,794

Net decrease in cash	(28,420,029)

Cash at beginning of period[1]	71,452,298

Cash at end of period[1]	$ 43,032,269

Supplemental Disclosure of Cash Flow Information

Non-Cash Transaction:

Gross amount of Units converted[2]	$ 2,021,874

[1]	Includes cash and cash held in escrow on the statement of assets and liabilities.
[2]	See Note 1(g) of the Notes to Financial Statements for non-cash Unit conversions between the classes.

The accompanying notes are an integral part of these financial statements.

8

AMG Pantheon Fund, LLC

Financial Highlights

For a Unit outstanding throughout each fiscal period

	For the six months ended September 30,
	2022	For the fiscal years ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018

Class 1 Units*

Net Asset Value, Beginning of Period	$20.42	$18.04	$13.55	$14.06	$13.12	$11.60

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.11)	(0.21)	(0.16)	(0.14)	(0.14)	(0.12)

Net realized and unrealized gain (loss) from investments	(0.36)	3.31	4.82	0.60	1.30	1.65

Total from investment operations	(0.47)	3.10	4.66	0.46	1.16	1.53

Less Distributions to Investors from:

Net investment income	–	–	–	–	(0.17)	–

Net realized gain on investments	–	(0.72)	(0.17)	(0.97)	(0.05)	(0.01)

Total distributions to unitholders	–	(0.72)	(0.17)	(0.97)	(0.22)	(0.01)

Net Asset Value, End of Period	$19.95	$20.42	$18.04	$13.55	$14.06	$13.12

Total Return[1]	(2.30%)[3]	17.49%	34.63%	3.10%	8.97%	13.18%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	1.06%[4,5]	1.10%[4]	0.92%[4]	1.00%	1.00%	1.00%

Ratio of gross expenses to average net assets[6]	1.76%[4,5]	1.80%[4]	1.82%[4]	2.61%	4.66%	10.07%

Ratio of net investment loss to average net assets[1]	(1.06%)[5]	(1.10%)	(0.92%)	(1.00%)	(1.00%)	(1.00%)

Portfolio turnover rate (Master Fund)	4%[3]	14%	0%	0%	59%	0%[7]

Net assets, end of period (in thousands)	$567,052	$365,514	$36,768	$15	$14	$13

*	Effective July 31, 2020, Brokerage Class Units were renamed Class 1 Units.

[1]	Total return and net investment income would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.16%, 0.13% and 0.01% for the fiscal period ended September 30, 2022 and the fiscal years ended March 31, 2022 and March 31, 2021, respectively.

[5]	Annualized.

[6]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

[7]	Less than 0.5%.

9

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a Unit outstanding throughout each fiscal period

	For the six months ended September 30,
	2022	For the fiscal years ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018

Class 2 Units*

Net Asset Value, Beginning of Period	$20.88	$18.39	$13.76	$14.19	$13.27	$11.68

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.08)	(0.16)	(0.09)	(0.07)	(0.07)	(0.06)

Net realized and unrealized gain (loss) from investments	(0.37)	3.37	4.89	0.61	1.31	1.66

Total from investment operations	(0.45)	3.21	4.80	0.54	1.24	1.60

Less Distributions to Investors from:

Net investment income	–	–	–	–	(0.27)	–

Net realized gain on investments	–	(0.72)	(0.17)	(0.97)	(0.05)	(0.01)

Total distributions to unitholders	–	(0.72)	(0.17)	(0.97)	(0.32)	(0.01)

Net Asset Value, End of Period	$20.43	$20.88	$18.39	$13.76	$14.19	$13.27

Total Return[1]	(2.16%)[3]	17.76%	35.12%	3.64%	9.53%	13.69%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	0.81%[4,5]	0.85%[4]	0.56%[4]	0.50%	0.50%	0.50%

Ratio of gross expenses to average net assets[6]	1.51%[4,5]	1.55%[4]	1.57%[4]	2.11%	4.16%	9.57%

Ratio of net investment loss to average net assets[1]	(0.81%)[5]	(0.85%)	(0.56%)	(0.50%)	(0.50%)	(0.50%)

Portfolio turnover rate (Master Fund)	4%[3]	14%	0%	0%	59%	0%[7]

Net assets, end of period (in thousands)	$235,183	$190,690	$73,555	$33,062	$11,955	$1,430

*	Effective July 31, 2020, Advisory Class Units were renamed Class 2 Units.

[1]	Total return and net investment income would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.16%, 0.13% and less than 0.005% for the fiscal period ended September 30, 2022 and the fiscal years ended March 31, 2022 and March 31, 2021, respectively.

[5]	Annualized.

[6]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

[7]	Less than 0.5%.

10

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a Unit outstanding throughout each fiscal period

	For the six months ended September 30,
	2022	For the fiscal years ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018

Class 3 Units*

Net Asset Value, Beginning of Period	$21.22	$18.63	$13.91	$14.30	$13.37	$11.73

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.06)	(0.12)	(0.05)	(0.04)	(0.03)	(0.03)

Net realized and unrealized gain (loss) from investments	(0.37)	3.43	4.94	0.62	1.30	1.68

Total from investment operations	(0.43)	3.31	4.89	0.58	1.27	1.65

Less Distributions to Investors from:

Net investment income	–	–	–	–	(0.29)	–

Net realized gain on investments	–	(0.72)	(0.17)	(0.97)	(0.05)	(0.01)

Total distributions to unitholders	–	(0.72)	(0.17)	(0.97)	(0.34)	(0.01)

Net Asset Value, End of Period	$20.79	$21.22	$18.63	$13.91	$14.30	$13.37

Total Return[1]	(2.03%)[3]	18.07%	35.39%	3.89%	9.70%	14.06%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	0.56%[4,5]	0.60%[4]	0.30%[4]	0.25%	0.25%	0.25%

Ratio of gross expenses to average net assets[6]	1.26%[4,5]	1.30%[4]	1.32%[4]	1.86%	3.91%	9.32%

Ratio of net investment loss to average net assets[1]	(0.56%)[5]	(0.60%)	(0.30%)	(0.25%)	(0.25%)	(0.25%)

Portfolio turnover rate (Master Fund)	4%[3]	14%	0%	0%	59%	0%[7]

Net assets, end of period (in thousands)	$381,964	$344,161	$153,552	$58,897	$17,122	$1,672

*	Effective July 31, 2020, Institutional Class Units were renamed Class 3 Units.

[1]	Total return and net investment income would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.16%, 0.13% and less than 0.005% for the fiscal period ended September 30, 2022 and the fiscal years ended March 31, 2022 and March 31, 2021, respectively.

[5]	Annualized.

[6]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

[7]	Less than 0.5%.

11

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a Unit outstanding throughout each fiscal period

	For the six months ended September 30,
	2022	For the fiscal years ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018

Class 4 Units*

Net Asset Value, Beginning of Period	$21.57	$18.88	$14.06	$14.41	$13.44	$11.77

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.07)	(0.01)	(0.00)[3]	(0.00)[3]	(0.00)[3]

Net realized and unrealized gain (loss) from investments	(0.38)	3.48	5.00	0.62	1.33	1.68

Total from investment operations	(0.41)	3.41	4.99	0.62	1.33	1.68

Less Distributions to Investors from:

Net investment income	–	–	–	–	(0.31)	–

Net realized gain on investments	–	(0.72)	(0.17)	(0.97)	(0.05)	(0.01)

Total distributions to unitholders	–	(0.72)	(0.17)	(0.97)	(0.36)	(0.01)

Net Asset Value, End of Period	$21.16	$21.57	$18.88	$14.06	$14.41	$13.44

Total Return[1]	(1.90%)[4]	18.36%	35.72%	4.15%	10.11%	14.26%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	0.31%[5,7]	0.35%[5]	0.05%[5]	0.00%[6]	0.00%[6]	0.00%[6]

Ratio of gross expenses to average net assets[8]	1.01%[5,7]	1.05%[5]	1.07%	1.61%	3.66%	9.07%

Ratio of net investment loss to average net assets[1]	(0.31%)[7]	(0.35%)	(0.05%)	(0.00%)[6]	(0.00%)[6]	(0.00%)[6]

Portfolio turnover rate (Master Fund)	4%[4]	14%	0%	0%	59%	0%[9]

Net assets, end of period (in thousands)	$6,898	$6,752	$5,095	$3,144	$3,868	$3,680

*	Effective July 31, 2020, Institutional Plus Class Units were renamed Class 4 Units.

[1]	Total return and net investment income would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Less than (0.005).

[4]	Not annualized.

[5]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.16%, 0.13% and less than 0.005% for the fiscal period ended September 30, 2022 and the fiscal years ended March 31, 2022 and March 31, 2021, respectively.

[6]	Less than 0.005% or (0.005%).

[7]	Annualized.

[8]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

[9]	Less than 0.5%.

12

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a Unit outstanding throughout each fiscal period

	For the six months ended September 30, 2022 (Unaudited)	For the fiscal year ended March 31, 2022	For the fiscal period ended March 31, 2021*

Class 5 Units

Net Asset Value, Beginning of Period	$20.32	$18.01	$14.37

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.13)	(0.25)	(0.11)

Net realized and unrealized gain (loss) from investments	(0.36)	3.28	3.92

Total from investment operations	(0.49)	3.03	3.81

Less Distributions to Investors from:

Net realized gain on investments	–	(0.72)	(0.17)

Total distributions to unitholders	–	(0.72)	(0.17)

Net Asset Value, End of Period	$19.83	$20.32	$18.01

Total Return[1,3]	(2.41%)[4]	17.13%	26.73%[4]

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	1.31%[5,6]	1.35%[5]	1.05%[5,6]

Ratio of gross expenses to average net assets[7]	2.01%[5,6]	2.05%[5]	2.07%[5,6]

Ratio of net investment loss to average net assets[1]	(1.31%)[6]	(1.35%)	(1.05%)[6]

Portfolio turnover rate (Master Fund)	4%[4]	14%	0%[4]

Net assets, end of period (in thousands)	$10,541	$3,593	$13

*	Class commenced operations on July 31, 2020.

[1]	Total return and net investment income would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Excludes the effects of any sales charges.

[4]	Not annualized.

[5]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.16%, 0.13% and less than 0.005% for the fiscal period ended September 30, 2022 and the fiscal years ended March 31, 2022 and March 31, 2021, respectively.

[6]	Annualized.

[7]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

13

AMG Pantheon Fund, LLC

Notes to Financial Statements

September 30, 2022 (unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Pantheon Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s organizational documents. The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in AMG Pantheon Master Fund, LLC, an affiliate of the Fund, which has the same investment objective and investment policies as those of the Fund. AMG Pantheon Master Fund, LLC makes investments directly and through its wholly owned subsidiaries, AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”) and AMG Pantheon Lead Fund, LLC (the “Lead Fund” and together with AMG Pantheon Master Fund, LLC and the Corporate Subsidiary, the “Master Fund” or the “Underlying Funds”). As of September 30, 2022, the Fund owned 88.2% of the Units in the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, including the Consolidated Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers five classes of Units (each a “Unit” and collectively, “Units”). Each Unit is offered to “accredited investors” (as defined in Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)) and may be purchased on a continuous basis as of the first business day of each month at the class’s net asset value (“NAV”) per Unit. The Units of Class 1, Class 2, Class 3, Class 4, and Class 5 generally have identical voting rights, but each Unit class may vote separately when required by law. Different Unit classes may have different net asset values per Unit to the extent the Unit classes pay different distribution amounts and/or the expenses of such Unit classes differ. Each Unit class has its own expense structure. Sales of Units of Class 5 will incur a sales load up to 3.50%. For the six months ended September 30, 2022, investors in Class 5 paid $90,890 to the distributor, the sub-distributor, selling agents or other financial intermediaries relating to sales loads charged on Class 5 subscriptions. The Fund has registered $2,500,000,000 in Units for sale under the Securities Act and offers Units of Class 1, Class 2, Class 3, Class 4, and Class 5 to the public under the Securities Act.

To provide liquidity to unitholders of the Fund (“Investors”), the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund’s Board of Directors (the “Board” or the “Directors”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and

14

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.

VALUATION OF INVESTMENTS: The Fund records its investment in the Master Fund at a value based on the NAV per Unit of the Master Fund. Valuation policies for securities held by the Master Fund are discussed in Note 1(a) of the Master Fund’s Notes to Consolidated Financial Statements.

b.

SECURITY TRANSACTIONS: For financial reporting purposes, contributions to and withdrawals from the Master Fund are accounted for on a trade date basis. Security transactions are accounted for as of trade date. Realized gains and losses on withdrawals from the Master Fund and on securities sold are determined on the basis of identified cost. For the six months ended September 30, 2022, the Fund purchased $304,142,492 of the Master Fund and did not redeem any Units of the Master Fund.

The Master Fund may, from time to time, offer to repurchase Units pursuant to written tenders by the Master Fund’s investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund’s Board of Directors.

c.

INVESTMENT INCOME AND EXPENSES: Dividend income, including distributions from the Master Fund, is recorded on the ex-dividend date. Expenses are recorded on an accrual basis. Legal fees are apportioned between the Fund and the Master Fund based on level of service. The Fund indirectly bears its proportional share of the Master Fund’s expenses, which is reflected in the NAV of the Master Fund’s Units. During the six months ended September 30, 2022, the Fund’s proportional share of the Master Fund’s expenses, current tax benefit and deferred tax expense were $7,103,795, $(371,851) and $2,334,207 respectively, which represents 1.32%, (0.03)% and 0.22%, respectively, of the Fund’s average investment balance in the Master Fund.

Investment income, realized and unrealized gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d.

DIVIDENDS AND DISTRIBUTIONS: Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually as described in the Fund’s prospectus. Distributions to Investors are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to Investors’ distributions, are reclassified among capital accounts in the financial

15

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. For the period ending September 30, 2022, the Fund did not have any permanent differences requiring reclassification among capital accounts. The Fund had temporary differences relating to qualified late year ordinary loss deferral.

The tax character of distributions paid during the tax years ended September 30, 2022 and September 30, 2021 was as follows:

Distributions paid from:	2022	2021
Ordinary income	$ 129,579	$ -
Long-term capital gains	23,175,261	1,840,483

Total	$ 23,304,840	$ 1,840,483

As of September 30, 2022, the components of accumulated earnings on a tax basis were as follows:

Undistributed long term capital gains	$ 694,151
Late year loss deferral	$ 6,542,731

Based on the cost of investments of $1,071,523,065 for federal income tax purposes at September 30, 2022, the Fund’s aggregate gross unrealized appreciation and depreciation were $128,468,027 and $0, respectively, resulting in net unrealized appreciation of $128,468,027.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following tax year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each tax year. For the year ending September 30, 2022, the Fund deferred late year loss deferrals in the amount of $6,542,731.

e.

FEDERAL TAXES: The Fund qualifies as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRC” or the “Code”), and to distribute substantially all of its taxable income and gains to its Investors and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements. If the Fund and/or the Master Fund were to fail to meet the requirements of Subchapter M of the IRC to qualify as a regulated investment company, and if the Fund and/or the Master Fund were ineligible to or otherwise were not to cure such failure, the Fund would be

16

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

subject to tax on its taxable income at corporate rates, whether or not distributed to its Investors, and all distributions out of income and profits would be taxable to Investors as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment under Subchapter M of the IRC.

The Fund’s tax year end is September 30. Management has analyzed the Fund’s tax positions as of September 30, 2022, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.

CAPITAL LOSS CARRYOVERS AND DEFERRALS: As of September 30, 2022, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the tax year ended September 30, 2023, such amounts may be used to offset future realized capital gains for an unlimited time period and retain their character as short-term and/or long-term.

g.

CAPITAL STOCK: The Fund’s Limited Liability Company Agreement authorizes an issuance of an unlimited number of Units, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Additionally, a 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units at any time prior to the day immediately preceding the one-year anniversary of the Investor’s purchase of the Units. For the six months ended September 30, 2022 (unaudited) and the fiscal year ended March 31, 2022, early repurchase fees were $6,181 and $616, respectively. Such amounts are netted against the cost of Units repurchased in the Statement of Changes in Net Assets.

17

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

For the six months ended September 30, 2022 (unaudited) and the fiscal year ended March 31, 2022, the Fund’s capital Unit transactions by class were as follows:

	September 30, 2022		March 31, 2022
	Units	Amount	Units	Amount

Class 1:

Proceeds from sale of Units	10,707,783	$ 212,690,118	15,765,997	$ 295,855,866

Reinvestment of dividends	–	–	367,538	6,964,835

Cost of Units tendered	(91,792)	(1,828,188)	(2,790)	(52,874)

Unit Conversion In	–	–	12,994	252,995

Unit Conversion Out	(97,058)	(1,936,298)	(282,259)	(5,357,842)

Net increase	10,518,933	$ 208,925,632	15,861,480	$ 297,662,980

Class 2:

Proceeds from sale of Units	2,480,124	$ 50,363,290	5,199,592	$ 99,222,760

Reinvestment of dividends	–	–	207,817	4,023,330

Cost of Units tendered	(96,137)	(1,964,087)	(20,647)	(400,161)

Unit Conversion In	–	–	255,918	4,951,434

Unit Conversion Out	(4,236)	(85,576)	(508,410)	(9,383,796)

Net increase	2,379,751	$ 48,313,627	5,134,270	$ 98,413,567

Class 3:

Proceeds from sale of Units	2,308,635	$ 47,651,906	7,123,462	$ 137,660,997

Reinvestment of dividends	–	–	437,653	8,608,625

Cost of Units tendered	(250,035)	(5,148,234)	(100,761)	(1,948,315)

Unit Conversion In	97,304	2,021,874	521,256	9,790,204

Unit Conversion Out	–	–	(2,537)	(50,837)

Net increase	2,155,904	$ 44,525,546	7,979,073	$ 154,060,674

Class 4:

Proceeds from sale of Units	13,003	$ 272,000	30,829	$ 614,009

Reinvestment of dividends	–	–	9,900	197,808

Unit Conversion In	–	–	2,499	50,837

Net increase	13,003	$ 272,000	43,228	$ 862,654

18

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

	September 30, 2022		March 31, 2022
	Units	Amount	Units	Amount

Class 5:

Proceeds from sale of Units	354,672	$ 7,045,678	186,304	$ 3,551,400

Reinvestment of dividends	–	–	3,560	67,176

Cost of Units tendered	–	–	(731)	(14,318)

Unit Conversion Out	–	–	(13,054)	(252,995)

Net increase	354,672	$ 7,045,678	176,079	$ 3,351,263

At September 30, 2022, 7 affiliated Investors, including Officers/Directors/Trustees of the Fund and/or Pantheon Ventures (US) LP (the “Investment Manager” or “Pantheon”), owned 0.19% of the net assets of the Fund.

h.

CASH AND CASH HELD IN ESCROW: Cash consists of monies held at The Bank of New York Mellon (the “Custodian” or “BNYM”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund’s Custodian. Cash held in escrow represents monies received in advance of the effective date of an Investor’s subscription. The monies are deposited with the Fund’s transfer agent, and will be released from escrow on the effective date of the subscription.

2.	AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment management agreement with Pantheon, a limited partnership organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Affiliated Managers Group, Inc. (“AMG”) indirectly owns a majority of the interests of the Investment Manager. Investment management fees are paid directly by the Fund to the Investment Manager at the annual rate of 0.70% of the net assets of the Fund as of the end of each month, determined before giving effect to the accrual of the investment management fee being calculated or to any purchases or repurchases of interests of the Fund or any distributions by the Fund. The Investment Manager has agreed to waive its investment management fee paid by the Fund with respect to any period during which the only investment security held by the Fund is that of another investment company registered under the 1940 Act. Investment management fees waived under this investment management fee waiver may not be recouped by the Investment Manager in subsequent periods. During the six months ended September 30, 2022, the Investment Manager waived all investment management fees payable by the Fund in the amount of $3,797,002.

19

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Fund and the Underlying Funds to waive the investment management fees payable by the Underlying Funds and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 1.45% per annum of the Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the Fund’s proportional share of (a) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which any Underlying Fund invests (including all acquired fund fees and expenses); (b) transaction costs, including legal costs and brokerage commissions, of any Underlying Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments; (c) interest payments incurred by any Underlying Fund; (d) fees and expenses incurred in connection with any credit facilities obtained by any Underlying Fund; (e) taxes of the any Underlying Fund; (f) extraordinary expenses of any Underlying Fund (as determined in the sole discretion of the Investment Manager), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (g) fees and expenses billed directly to the Corporate Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund by any accounting firm for auditing, tax and other professional services provided to the Lead Fund; and (h) fees and expenses billed directly to the Corporate Subsidiary for custody and fund administration services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund for custody and fund administration services provided to the Lead Fund; and (ii) (a) any investment management fee paid by the Fund; (b) acquired fund fees and expenses of the Fund; (c) transaction costs, including legal costs and brokerage commissions, of the Fund; (d) interest payments incurred by the Fund; (e) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (f) the distribution and/or service fee paid by the Fund; (g) taxes of the Fund; and (h) extraordinary expenses of the Fund (as determined in the sole discretion of the Investment Manager), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, each Underlying Fund’s investment management fee, the Fund’s administration, custody, transfer agency, record keeping, fund accounting and investor services fees, the Fund’s professional fees (outside of professional fees related to transactions), the Fund’s organizational costs and fees and expenses of Fund Directors.

To the extent that the Fund’s total annual operating expenses for any month exceed the Expense Cap, the Investment Manager will pay or reimburse the Fund for expenses and/or waive the management fee payable by any of the Underlying Funds to the extent necessary to eliminate such excess. The Fund, or, with respect to the waived management fees, the applicable Underlying Funds, will be obligated to pay the Investment Manager all such amounts paid, waived, or reimbursed by the Investment Manager pursuant to the Expense Cap, provided that (a) the amount of such additional payment in any year, together with all expenses of the

20

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

Fund (whether borne directly or indirectly through and in proportion to the Fund’s interest in the Underlying Funds), in the aggregate, would not cause the Fund’s total annual operating expenses, whether borne directly or indirectly through and in proportion to the Fund’s interest in the Underlying Funds, exclusive of Excluded Expenses, in any such year to exceed the lesser of any expense limitation in place at the time of payment or the expense limitation in place at the time of waiver or reimbursement, (b) the amount of such additional payment shall be borne pro rata by all Fund Investors or, with respect to each Underlying Fund, by all such Underlying Fund’s unitholders, as applicable, and (c) no such additional payments by the Fund, or, with respect to any waived management fees, the applicable Underlying Fund, will be made with respect to amounts paid, waived, or reimbursed by the Investment Manager more than thirty-six (36) months after the date such amounts are paid, waived, or reimbursed by the Investment Manager. The Expense Limitation Agreement shall continue until such time that the Investment Manager ceases to be the investment manager of the Fund or upon mutual agreement between the Investment Manager and the Fund’s Board.

For the six months ended September 30, 2022, the Fund recouped all outstanding amounts subject to recoupment totaling $860,161.

The Fund has entered into an Administration Agreement under which AMG Funds LLC, a subsidiary and the U.S. retail distribution arm of AMG, serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and Investor services to the Fund, its Investors, and certain institutions, such as broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s Investors. The Fund pays a fee to the Administrator at the rate of 0.05% per annum of the Fund’s average monthly net assets, with a minimum annual fee of $86,000 for these services.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Administrator. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Units of the Fund will be continuously offered and will be sold directly to prospective accredited investors and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of registration statements for sales purposes and any advertising or sales literature. The Distributor has appointed Pantheon Securities, LLC, an affiliate of the Investment Manager, as a sub distributor of the Fund (the “Sub Distributor”) in which the Sub Distributor may carry out certain responsibilities of the Distributor.

The Fund adopted a distribution and service plan (the “Plan”) with respect to Class 1, Class 2, Class 3, and Class 5, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in

21

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

financing any activity primarily intended to result in the sale of the Fund’s Class 1, Class 2, Class 3, and Class 5 Units and for maintenance and personal service provided to existing Investors of those classes. The Plan authorizes payments to the Distributor of 0.75%, 0.50%, 0.25%, and 1.00% annually of the average monthly net assets attributable to Class 1, Class 2, Class 3, and Class 5, respectively. The Plan further provides for periodic payments by the Fund to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the Plan by Class 1, Class 2, Class 3, and Class 5 for shareholder servicing may not exceed an annual rate of 0.25% of the average daily NAV of the Fund’s Units of that class owned by clients of such broker, dealer or financial intermediary.

The Board provides supervision of the affairs of the Fund, the Master Fund, and other trusts within the AMG Funds family of mutual funds. The Directors of the Fund who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board and the Audit Committee Chair receive additional annual retainers. The Directors’ fees and expenses are split evenly between the Master Fund and the Fund. Certain Directors and Officers of the Fund are Officers and/or Directors of the Investment Manager, the Administrator, AMG and/or the Distributor.

3.	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which may provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

4.	FINANCIAL AND OTHER RISK FACTORS

The Fund invests a substantial portion of its assets in the Master Fund and the Master Fund intends to invest a substantial portion of its available capital in private equity securities including investments in private equity, infrastructure, and other private asset funds. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. No guarantee or representation is made that the Fund’s investment objective will be met.

Units in the Fund provide limited liquidity because repurchases of Units are subject to approval of the Fund’s Board.

22

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

A discussion of the risks associated with the Fund’s investment in the Master Fund is provided in Note 8 of the Master Fund’s Notes to Consolidated Financial Statements and the Fund’s prospectus.

5.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2022 have been evaluated through the date at which the financial statements were issued and the Fund has determined that no material events or transactions occurred.

23

Annual Renewal of Investment Management Agreement

At an in-person meeting held on June 23, 2022, the Boards of Directors (the “Directors”) of AMG Pantheon Fund, LLC (the “Feeder Fund”), AMG Pantheon Master Fund, LLC (the “Master Fund”), AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), and AMG Pantheon Lead Fund, LLC (the “Lead Fund” and, together with the Feeder Fund, the Master Fund, and the Corporate Subsidiary, the “Funds”), and separately a majority of the Directors who are not “interested persons” of the Funds (“Independent Directors”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), voted to approve (i) the investment management agreement between Pantheon Ventures (US) LP (“Pantheon”) and the Feeder Fund, (ii) the investment management agreement between Pantheon and the Master Fund, (iii) the investment management agreement between Pantheon and the Corporate Subsidiary, and (iv) the investment management agreement between Pantheon and the Lead Fund, in each case, as amended at any time prior to the date of the meeting (collectively, the “Investment Management Agreements”). The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreements.

In considering each Investment Management Agreement, the Directors reviewed a variety of materials relating to each Fund and Pantheon, including, with respect to the Master Fund and the Feeder Fund, comparative performance, fee and expense information for an appropriate peer group of similar funds and performance information for a relevant benchmark index, and, with respect to all of the Funds, the nature, extent and quality of services, other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Directors: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by Pantheon under the Investment Management Agreements, the Directors reviewed information relating to Pantheon’s operations and personnel. Among other things, Pantheon provided financial information and descriptions of its organizational and management structure. The Directors also took into account information provided periodically throughout the previous year by Pantheon in Board meetings relating to the performance of its duties with respect to the Funds and the Directors’ knowledge of Pantheon’s management and the quality of the performance of Pantheon’s duties under the Investment Management Agreements. In the course of their deliberations regarding the Investment Management Agreements, the Directors evaluated, among other things: (a) the extent and quality of the services rendered by Pantheon to the Funds; (b) Pantheon’s investment philosophy, strategies and techniques in managing the Funds; (c) Pantheon’s expertise in buying, selling and managing private equity investments; (d) Pantheon’s global footprint and range of investment products; and (e) Pantheon’s compliance program. The Directors also took into account Pantheon’s undertaking to maintain contractual expense

24

Annual Renewal of Investment Management Agreement (continued)

limitations for the Funds. The Directors also considered Pantheon’s risk management processes.

Performance

The Directors considered the performance of the Feeder Fund and the Master Fund for various periods and compared the performance of such Funds against the performance of an appropriate peer group of similar funds (the “Peer Group”) and the MSCI World Index, such Funds’ primary benchmark. The Directors noted that the Feeder Fund’s performance for Class 1 shares for the 1-year period ended December 31, 2021 was above the average performance of the Peer Group and above the performance of the MSCI World Index. The Directors noted that, because the Feeder Fund invests solely in the Master Fund, the Feeder Fund’s performance closely mirrored the performance of the Master Fund. The Directors also noted that the Corporate Subsidiary and the Lead Fund are wholly-owned subsidiaries of the Master Fund and that the Master Fund’s performance includes the Corporate Subsidiary and the Lead Fund. The Directors also took into account management’s discussion of the Feeder Fund’s and the Master Fund’s performance. The Directors concluded that the Feeder Fund’s and the Master Fund’s (including the Corporate Subsidiary’s and the Lead Fund’s) overall performance has been satisfactory.

Management Fees; Profitability; and Economies of Scale

In considering the reasonableness of the fees payable to Pantheon, the Directors noted that the Funds operate under expense limitation and reimbursement agreements. The Directors also noted that, pursuant to the expense limitation and reimbursement agreements, Pantheon has agreed to limit total operating expenses of the Feeder Fund, exclusive of certain enumerated items, to the annual rate of 1.45% and to limit the aggregate of the Master Fund’s total annual operating expenses, the Corporate Subsidiary’s total annual operating expenses, and the Lead Fund’s total annual operating expenses, exclusive of certain enumerated items (including the management fees paid by the Master Fund, the Corporate Subsidiary, and the Lead Fund), to the annual rate of 0.75%. The Directors also noted that Pantheon has fully waived the management fee of the Feeder Fund and intends to do so as long as the master/feeder structure remains in place. The Directors compared the gross and net expense ratios of the Master Fund and the Feeder Fund to the Peer Group. The Directors considered that the Funds’ expense limitation agreements shall continue until such time that Pantheon ceases to be the investment adviser of the applicable Fund or upon mutual agreement between Pantheon and the Board. The Directors concluded that, in light of the nature, extent and quality of the services provided by Pantheon and the considerations noted above with respect to Pantheon, each Fund’s management fees and expenses are reasonable.

The Directors considered information regarding the profitability of Pantheon with respect to the provision of investment advisory services to the Funds in addition to the material benefits from economies of scale that Pantheon might realize with respect to the Funds as the Funds increase in assets. The Directors noted Pantheon’s belief that maintaining the current fee

25

Annual Renewal of Investment Management Agreement (continued)

structure and expense caps will help Pantheon raise additional assets to bring the Funds to scale, and concluded that Pantheon is not currently realizing benefits from economies of scale that would warrant adjustments to the management fee at this time. The Directors also considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from Pantheon serving as Investment Manager to the Funds), received by Pantheon and its affiliates from their relationships with the Funds and the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks.

After consideration of the foregoing, the Directors reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements: (a) Pantheon has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreements and (b) Pantheon maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the Investment Management Agreements would be in the best interests of the Funds and their members. Accordingly, on June 23, 2022, the Directors, and separately a majority of the Independent Directors, voted to approve the Investment Management Agreements.

26

Other Tax Information

AMG Pantheon Fund, LLC hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2021/2022 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the calendar year.

Pursuant to section 852 of the Internal Revenue Code, AMG Pantheon Fund, LLC hereby designates $23,175,261 as a capital gain distribution with respect to the taxable year ended September 30, 2022, or if subsequently determined to be different, the net capital gains of such year.

27

SEMI-ANNUAL REPORT

Appendix

AMG Funds

September 30, 2022

AMG Pantheon Master Fund, LLC

www.amgfunds.com	093022 SAR081

AMG Funds

AMG Pantheon Master Fund, LLC

Semi-Annual Report—September 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

FUND PERFORMANCE	3

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Schedule of Investments	4

Consolidated Statement of Assets and Liabilities	17
Balance sheet, net asset value (NAV) per Unit computation and cumulative undistributed amounts

Consolidated Statement of Operations	18
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Consolidated Statements of Changes in Net Assets	19
Detail of changes in assets for the past two fiscal periods

Consolidated Statement of Cash Flows	20
Detail of cash movements during the fiscal period

Financial Highlights	21
Historical net asset values per Unit, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	22
Accounting and distribution policies, details of agreements and transactions with Master Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT	38

OTHER TAX INFORMATION	41

AMG Pantheon Master Fund, LLC Fund Performance (unaudited)

The table below shows the average annual total returns for AMG Pantheon Master Fund, LLC and MSCI World Index for the same time periods ended September 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Since Inception	Inception Date

AMG Pantheon Master Fund, LLC	(1.76)%	7.70%	14.30%	11.88%	09/30/14
MSCI World Index[2,3]	(21.37)%	(19.63)%	5.30%	6.19%	09/30/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s units, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Master Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per unit for the Master Fund and other information, please call 877.355.1566 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

†	Date reflects inception date of the Master Fund, not the Index.

*	Not annualized

1

Total return equals income yield plus unit price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Master Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by unitholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Master Fund are net of expenses. All returns are in U.S. dollars ($).

2

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Master Fund, the MSCI World Index is unmanaged, is not available for investment and does not incur expenses.

3

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments

September 30, 2022 (unaudited)

	Initial Acquisition Date	Shares	Value

Co-Investments - 46.5%

ACP Accelerant Co-Invest, LLC (Financials) (United Kingdom)(a),(b),*	01/31/2022	(c)	$9,656,000

AIX Pride Syndication L.P. (Information Technology)(a),*	11/16/2018	(c)	12,167,189

AP VIII Prime Security Services Holdings, L.P. (Industrials)*	04/26/2016	(c)	1,734,011

APH CUBS Co-invest LP (Financials)(a),*	11/16/2018	(c)	7,182,658

APIA BIM FPCI (Information Technology) (France)(a),*	02/25/2020	(c)	5,982,605

APIA DINO FPCI (Information Technology) (Netherland)(a),(b),*	03/11/2022	(c)	10,090,217

APIA OPUS FPCI (Information Technology) (France)(a),*	12/22/2020	(c)	3,564,330

APIA TRILOGY FPCI (Information Technology) (Belgium)(a),(b),*	09/16/2021	(c)	10,287,727

Apollo DSB Co-Invest, L.P (Healthcare)(a),*	11/14/2018	(c)	9,769,866

Aquarian Insurance Holdings (Financials)(a),(b),(d),*	09/29/2022	(c)	25,000,000

Armis Investors Holdings, L.P. (Information Technology)(a),*	02/03/2020	(c)	3,195,699

Base10 Advancement Initiative IH I, L.P. (Healthcare)(a),(b),*	05/27/2022	(c)	4,967,000

BC Partners Aqua Co-Investment LP (Industrials) (Germany)(a),(b),*	01/11/2022	(c)	10,795,448

BC Partners Clay Co-Investment LP (Materials) (Germany)(a),(b),*	03/30/2022	(c)	14,952,634

CB Ignite Holdings, LLC (Consumer Discretionary)(d),*	08/12/2016	(c)	4,283,663

DETZ Co-Investment Aggregator, L.P. (Financials)(a),*	12/08/2021	(c)	16,961,110

Diamond LS I LP (Financials)(a),*	12/28/2016	(c)	2,705,837

Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(d),*	11/06/2015	31	546,645

Eagle Investment Trust (Industrials) (Australia)(a),*	08/12/2021	(c)	20,938,031

ECI 11 FP Limited (Information Technology) (United Kingdom)(a),*	06/07/2021	(c)	6,435,707

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Co-Investments - 46.5% (continued)

Epsilon Topco Limited (Information Technology)(a),(d),*	10/03/2018	(c)	$2,644,676

EQT Deck Co-Investment Limited Partnership (Industrials)(a),*	02/03/2017	(c)	1,379,025

ESCP PPG Holdings, LLC (Industrials)(a),(d),*	12/14/2016	2,171,429	42,449

Five Arrows Galliera Co-Invest Fund SCSp (Consumer Discretionary) (France)(a),(b),(d),*	08/04/2022	(c)	16,551,709

GGV (ET) LLC (Information Technology)(a),(b),(d),*	08/08/2022	(c)	5,000,000

Golden Aggregator, L.P. (Information Technology)(a),(d),*	06/28/2021	(c)	22,387,385

H&F Flashdance Partners I, L.P. (Financials)(a),*	07/16/2018	(c)	1,399,949

H.I.G. Pixelle Specialty Solutions Co-Investment, L.P. (Materials)(a),(b),(d),*	07/15/2022	(c)	7,962,754

Help HP SCF Investor, LP (Information Technology)(a),(d),*	05/12/2021	(c)	9,138,600

Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2020	(c)	4,966,136

Hg Riley Co-Invest L.P. (Information Technology)(a),(b),*	09/30/2021	(c)	8,878,239

Hg Secular Co-Invest L.P. (Information Technology)(a),*	09/16/2020	(c)	3,965,812

Hg Spider Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2019	(c)	4,359,323

Hg Vibranium Co-Invest L.P. (Information Technology) (Sweden)(a),(b),*	06/29/2022	(c)	20,019,961

Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(a),*	06/10/2019	(c)	5,841,843

Hygee International SARL (Materials) (France)(a),(d),*	12/17/2020	(c)	4,313,519

Incline A Aviation Co-Investment Fund (Industrials)(d),*	05/15/2020	(c)	1,948,637

Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(a),(d),*	06/26/2018	(c)	2,027,000

Insight RF Holdings, LLC (Information Technology)(a),*	07/03/2019	(c)	10,063,475

ISH Co-Invest Aggregator, L.P. (Information Technology)(a),*	05/06/2021	(c)	5,732,560

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Co-Investments - 46.5% (continued)

IVP XI Celestial Co-Invest LP (Industrials)(a),*	06/04/2021	(c)	$8,204,123

IVP XII DK (BLOCKED) Co-Invest, L.P. (Communication Services)(a),(b),(d),*	10/01/2021	(c)	12,812,950

JP Co-Invest, LLC (Consumer Staples)(a),*	11/13/2018	(c)	2,326,499

KKR Cavalry Co-Invest L.P. (Information Technology)(a),(b),*	03/22/2022	(c)	7,337,233

LEP Prelude Co-Invest, L.P. (Healthcare)(a),*	07/05/2017	(c)	4,629,962

Logan Co-Invest, L.P. (Information Technology)(a),*	08/27/2020	(c)	5,182,955

Ocean Alliance III, L.P. (Communication Services) (China)(a),*	09/04/2020	(c)	6,727,168

Olive Investments Limited (Information Technology)(a),(b),*	09/01/2021	(c)	12,509,859

Onex ISO Co-Invest LP (Financials)(a),(b),*	10/29/2021	(c)	18,067,407

Project Alpine Co-Invest Fund, L.P. (Information Technology)(a),*	06/13/2022	(c)	39,933,992

Project Hotel California Co-Invest Fund, L.P. (Information Technology)(a),(b),(d)	07/29/2022	(c)	34,487,379

PSG Government Brands II Co-Invest L.P. (Information Technology)(a),(b),*	07/30/2021	(c)	11,724,019

PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(c)	12,691,400

Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(c)	647,063

Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),*	08/30/2018	(c)	2,082,083

RCP Artemis Co-Invest LP (Financials)(a),*	08/01/2019	(c)	12,372,916

RL Co-investor Aggregator II L.P. (Communication Services)(a),(b),*	03/04/2022	(c)	21,478,200

Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a),*	11/26/2018	(c)	8,036,848

SDA Investors Group, LLC - Class A (Healthcare)(a),(d),*	08/03/2017	(c)	3,054,377

SDA Investors Group, LLC - Series A Pref (Healthcare)(a),(d),*	03/26/2019	(c)	1,734,690

SignalFire Opportunities Fund, L.P. (Healthcare)(a),(b),*	04/08/2022	(c)	4,967,402

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Co-Investments - 46.5% (continued)

SignalFire Opportunities Fund, L.P. – Series 11 (Financials)(a),(b),*	12/10/2021	(c)	$5,068,669

SKCP V Sirona Co-Invest, L.P. (Healthcare) (France)(a),(b),*	12/16/2021	(c)	12,892,876

SYFS Co-INVEST, LLC (Healthcare)(a),*	09/01/2017	(c)	850,420

T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(c)	1,902,847

T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(a),*	06/28/2018	(c)	4,756,557

TCP DJR Co-Invest, L.P (Energy)(a),*	11/20/2018	(c)	4,767,211

TKC Investment Holdings, LLC (Consumer Discretionary)(a),*	10/12/2016	(c)	3,176,468

TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)*	02/26/2019	(c)	6,902,294

TPG Growth V Amplifier CI, L.P. (Healthcare)(b),*	02/10/2022	(c)	10,000,000

TPG Growth V Melody CI, Limited Partnership (Communication Services) (Italy)(a),(b),(d),*	07/18/2022	(c)	15,000,000

TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)(a),*	05/09/2018	(c)	562,739

TVG-I-E-AEG Holdings (Consumer Discretionary)*	01/27/2017	(c)	2,088,554

Verdane Co-Invest Papirfly AB (Information Technology) (Norway)(a),(b),*	03/30/2022	(c)	3,627,245

Vistria AP Investment LLC (Consumer Discretionary)(a),(d),*	12/12/2019	(c)	7,396,694

WP Triton Investment, L.P. (Communication Services) (United Kingdom)*	12/10/2019	(c)	1,887,234

WP-LH Co-Invest, L.P. (Consumer Discretionary)(a),*	06/25/2015	(c)	521,819
Total Co-Investments			632,249,581

Primary Private Investment Funds - 4.3%

Abry Advanced Securities Fund IV, L.P.(a),*	02/19/2019	(c)	2,706,034

Banc Fund IX L.P.(a),*	01/19/2016	(c)	137,750

Battery Ventures Select Fund II, L.P.(a),(b),*	06/27/2022	(c)	822,117

Battery Ventures XIV, L.P.(a),(b),(d),*	07/20/2022	(c)	532,000

BC European Capital XI (United Kingdom)(a),(b),*	02/25/2022	(c)	8,547,854

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Primary Private Investment Funds - 4.3% (continued)

BroadRiver III, L.P.(a),*	03/27/2018	(c)	$2,954,907

Calera Capital Partners V L.P.*	04/25/2016	(c)	99,103

Five Arrows Principal Investments IV SCSp (United Kingdom)(a),(b),*	06/17/2022	(c)	4,068,211

GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	724,903

HGGC Fund IV(b),*	12/03/2021	(c)	7,498,892

Incline Aviation Fund II(a),(d),*	05/07/2021	(c)	2,522,422

Incline Aviation I(d),*	03/09/2017	(c)	1,256,933

PSG Encore-A L.P.(a),(b),*	03/23/2022	(c)	6,060,795

SignalFire Breakout Fund III, L.P.(a),(b),*	01/31/2022	(c)	3,157,267

SignalFire Fund IV, L.P.(a),(b),*	01/31/2022	(c)	1,150,315

SignalFire XIR Fund, L.P.(a),(b),*	01/31/2022	(c)	1,574,417

TPG Growth V, L.P.(a),(b),*	09/17/2021	(c)	14,717,663

West Street Infrastructure Partners IV (GSIP)(d),(e),*	09/30/2022	(c)	428,225
Total Primary Private Investment Funds			58,959,808

Secondary Private Investment Funds - 45.0%

1901 Partners LP(a),*	07/16/2015	(c)	65,696

3i Venice SCSp (United Kingdom)(a),*	01/15/2020	(c)	9,677,133

Abry Advanced Securities Fund III, L.P.(a),*	03/31/2021	(c)	5,755,421

ABRY Heritage Partners, L.P.(e),*	03/31/2021	(c)	278,468

ABRY Partners IX, L.P.(e),*	03/31/2021	(c)	1,689,050

ABRY Partners VI, L.P.(a),(e),*	03/31/2021	(c)	11,159

ABRY Partners VII, L.P.(e),*	03/31/2021	(c)	301,737

ABRY Partners VIII, L.P.(e),*	03/31/2021	(c)	295,167

ABRY Senior Equity III, L.P.(a),(e),*	03/31/2021	(c)	9,491

ABRY Senior Equity IV, L.P.(e),*	03/31/2021	(c)	223,727

ABRY Senior Equity V, L.P.(e),*	03/31/2021	(c)	1,828,117

ACON Equity Partners 3.5, L.P.(a),(e),*	01/12/2022	(c)	2,767,706

ACON Equity Partners IV, L.P.(a),(e),*	01/04/2022	(c)	5,847,358

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Secondary Private Investment Funds - 45.0% (continued)

Allegro Private Equity Fund II, L.P. (Australia)(a),*	03/04/2020	(c)	$1,908,244

Alpine Investors TEAM CV Feeder, LLC(a),*	12/17/2020	(c)	6,150,944

Altor Fund III Ltd. Partnership (Sweden)(e),*	04/07/2022	(c)	1,166,563

Altor Fund IV AB (Sweden)(b),*	04/08/2022	(c)	2,813,200

Altor Fund V AB (Sweden)(b),*	04/08/2022	(c)	3,948,340

Antin Infrastructure Partners III-B SCSp (Spain)(a),*	11/04/2020	(c)	4,544,566

Apax France VIII-A FCPR (France)(a),*	01/22/2019	(c)	731,325

Archer Capital GF Trust 2B (Australia)*	03/04/2020	(c)	1,113,168

Archer Capital Trust 5B (Australia)(a),*	03/04/2020	(c)	551,241

Ares Corporate Opportunities Fund IV, L.P.(a),*	04/13/2017	(c)	1,053,646

Avenue Pantheon Broadway Fund, L.P. (United Kingdom)(a),*	03/07/2019	(c)	1,714,465

Aztiq Fund I(a),*	05/13/2019	(c)	9,147,633

Base10 Partners I, L.P.(a),(b),*	08/03/2022	(c)	6,062,400

Berkshire Fund IX Coinvestment Fund L.P.(a),(e),*	04/08/2022	(c)	2,843,432

Berkshire Fund IX, L.P.(e),*	09/03/2021	(c)	6,220,142

Berkshire Fund VI L.P.(a),(b),*	04/08/2022	(c)	1,149,126

Berkshire Fund VII, L.P.(a),(b),*	04/08/2022	(c)	161,144

Berkshire Fund VIII L.P.(b),*	04/08/2022	(c)	2,611,822

Berkshire Fund X-A, L.P.(a),(b),*	11/16/2021	(c)	335,511

Blackstone Capital Partners VI(e),*	04/07/2022	(c)	318,222

CapVest Strategic Opportunities 2 SCSp (United Kingdom)(a),*	12/01/2020	(c)	4,102,745

Carlyle Global Infrastructure Opportunity Fund, L.P.(e),*	04/21/2022	(c)	9,854,358

CBPE Capital Fund IX B, L.P. (United Kingdom)(a),*	12/31/2020	(c)	3,159,310

CD&R Value Building Partners I, L.P.(b),*	12/17/2021	(c)	32,900,905

Clearview Capital Fund III, L.P.(a),(e),*	04/07/2022	(c)	1,114,395

Clearview Capital Fund IV, L.P.(e),*	04/08/2022	(c)	6,184,660

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Secondary Private Investment Funds - 45.0% (continued)

Clearview Capital Mezzanine Fund I, L.P.(e),*	04/08/2022	(c)	$757,897

Crescent Credit Opportunities Fund AIF, SCSp*	06/02/2020	(c)	32,673

ECP Calpine Continuation Fund, LP(b),*	07/05/2022	(c)	28,700,000

Ergon svt Long Term Value Fund SCSp (Germany)(a),*	02/24/2021	(c)	3,872,755

ESO Fund VII SCSp SICAV-RAIF (United Kingdom)(a),(b),*	09/01/2021	(c)	7,208,148

Francisco Partners III, L.P.(a),*	01/05/2015	(c)	89,083

GIP Aquarius Fund, SCSp (Brazil)(a),(b),*	10/19/2021	(c)	12,419,800

Greenbriar Equity Fund III, L.P.(e),*	03/31/2021	(c)	1,618,654

H&F Arrow 2, L.P.(a),*	08/28/2020	(c)	238,314

Hellman & Friedman Capital Partners VII, L.P.(a),*	10/01/2019	(c)	135,650

Hosen FCV I, L.P. (Australia)(a),(b),*	04/13/2022	(c)	26,630,247

Housatonic Equity Investors V, L.P.(e),*	04/07/2022	(c)	1,516,924

Housatonic Equity Investors VI, L.P.(e),*	04/07/2022	(c)	9,605,393

Icon Partners III, L.P.(a),*	05/10/2021	(c)	8,770,385

Icon Partners IV, L.P.(a),*	05/24/2021	(c)	16,756,208

Idinvest Growth Secondary SLP (France)(a),*	05/21/2020	(c)	5,859,843

Industrial Opportunity Partners II(a),(b),*	04/01/2022	(c)	330,768

Industrial Opportunity Partners III(a),(b),*	04/01/2022	(c)	6,726,397

Industrial Opportunity Partners IV, L.P.(a),(b),*	05/06/2022	(c)	735,006

Insight Venture Partners IX, L.P.(a),*	01/02/2020	(c)	7,478,403

Insight Ventures Partners (Cayman) X, L.P.(a),(b),*	01/04/2022	(c)	13,376,762

KKR Mezzanine Partners I L.P.(b),*	04/07/2022	(c)	495,687

LEP Opportunities I, L.P.(a),*	06/30/2021	(c)	15,692,404

Linden Opportunities Fund, L.P.(a),(b),*	09/01/2022	(c)	12,214,819

Marwyn Value Investors II Co-Invest (Spain)(a),(b),*	04/01/2022	(c)	148,687

Marwyn Value Investors II L.P. (Spain)(a),(b),*	04/01/2022	(c)	375,207

MC Private Equity Partners I-A LP(e),*	03/31/2021	(c)	5,165,086

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Secondary Private Investment Funds - 45.0% (continued)

Medicxi Secondary I, L.P. (United Kingdom)(a),*	09/21/2020	(c)	$2,692,850

MIC Capital Partners III Parallel (Cayman) LP(a),*	04/14/2021	(c)	4,550,672

Nordic Capital CF1 Alpha, L.P. (Norway)(a),*	03/11/2022	(c)	20,356,201

North Haven Capital Partners CV-A LP(a),(b),*	11/15/2021	(c)	17,627,800

Oaktree Special Situations Fund, L.P.(a),(e),*	04/07/2022	(c)	1,665,909

One Equity Partners VI, L.P.(a),(b),*	04/08/2022	(c)	1,824,827

P-O Senior Loan Opportunity Fund L.P.(a),*	09/08/2020	(c)	139,017

PAI Strategic Partnerships SCSp (United Kingdom)(a),*	12/10/2019	(c)	5,964,105

Pegasus WSJLL Fund, L.P.(a),(b),*	12/14/2021	(c)	18,575,500

Pennantpark Senior Credit Fund Cayman Levered Feeder, LP*	06/29/2021	(c)	9,561,800

Providence Equity Partners VI, L.P.*	12/12/2014	(c)	39,260

PSC III G, L.P. (United Kingdom)(a),(b),*	04/04/2022	(c)	4,476,903

RL Co-investor Aggregator L.P.(a),(b),*	08/31/2022	(c)	10,180,300

Roark Capital Partners CF LP(a),(b),*	08/26/2022	(c)	23,396,055

RREF I SPV, L.P.(a),(b),*	05/13/2022	(c)	10,873,286

Samson Brunello 2, L.P.(a),*	02/19/2021	(c)	151,878

Samson Hockey 2, L.P.(a),*	12/23/2020	(c)	212,714

Samson Shield 2, L.P.(a),*	12/23/2020	(c)	436,143

SGP II CF Feeder, L.P.(a),(b),*	08/12/2022	(c)	22,035,959

Silver Lake Partners V, L.P.(b),*	01/04/2022	(c)	13,749,709

Silver Oak Services Fund IV, L.P.(a),(e),*	04/07/2022	(c)	2,669,616

Siris Partners II, L.P.(b),*	04/01/2022	(c)	341,906

Siris Partners III, L.P.(b),*	04/01/2022	(c)	2,158,341

Siris Partners III, L.P.(b),*	04/07/2022	(c)	5,749,170

Siris Partners IV, L.P.(b),*	04/01/2022	(c)	2,974,636

Solace Capital Special Situations Fund, L.P.(b),*	08/06/2021	(c)	15,515,585

Tene GPL Limited Partnership (Israel)(a),*	06/23/2021	(c)	18,034,500

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Secondary Private Investment Funds - 45.0% (continued)

Thomas H. Lee Equity Fund VIII, L.P.(a),(e),*	04/01/2022	(c)	$160,137

TiaraMed LP (Romania)(a),(b),*	10/15/2021	(c)	11,404,496

TPG Asia V, L.P.(b),*	01/12/2022	(c)	717,138

TPG Asia VI, L.P.(b),*	01/12/2022	(c)	5,525,523

TPG Growth Gator GenPar II, L.P.(a),*	12/23/2019	(c)	3,411,320

TPG Partners V, L.P.(a),*	10/31/2015	(c)	249

TPG Partners VI, L.P.(e),*	01/12/2022	(c)	687,315

TPG Partners VI, L.P.*	10/31/2015	(c)	58,365

TPG Partners VII, L.P.(e),*	01/12/2022	(c)	3,225,265

TPG Partners VIII, L.P(e),*	01/12/2022	(c)	3,886,285

Warburg Pincus Private Equity XII, L.P.(e),*	01/12/2022	(c)	5,149,455

Warburg Pincus Private Equity XII, L.P.(b),*	09/30/2021	(c)	6,061,728

Water Street Orion Fund, L.P.(a),(b),*	10/13/2021	(c)	19,078,106

West Street Global Infrastructure Partners III, L.P.(e),*	04/21/2022	(c)	9,625,385
Total Secondary Private Investment Funds			612,508,346

Common Stock - 0.0%(1)

Advanced Drainage Systems Inc(a)		186	23,133
Total Common Stock			23,133

Short-Term Investments - 4.9%

Other Investment Companies - 4.9%

Dreyfus Government Cash Management Fund, Institutional Class, 2.72% (2)		11,889,931	11,889,931

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 2.99% (2)		11,890,031	11,890,031

JPMorgan U.S. Government Money Market Fund, IM Class, 2.71% (2)		42,985,427	42,985,427
Total Other Investment Companies			66,765,389

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

Value

Total Investments - 100.7% (cost $1,200,082,568)	$1,370,506,257

Other Assets, less Liabilities - (0.7%)	(9,538,220)
Net Assets - 100.0%	$1,360,968,037

Cost of Investments by asset type is as follows:

Co-Investments	$524,179,505

Primary Private Investment Funds	60,979,612

Secondary Private Investment Funds	548,131,675

Common Stock	26,387

Short-Term Investments	66,765,389

Total	$1,200,082,568

(a)	Non-income producing.

(b)	Investment is held by AMG Pantheon Lead Fund, LLC, a wholly-owned subsidiary of AMG Pantheon Master Fund, LLC (the “Master Fund”).

(c)	Investment does not issue shares.

(d)	The investment’s value was determined using significant unobservable inputs.

(e)	Investment is held by AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), a wholly-owned subsidiary of the Master Fund.

(1)	Less than 0.05%.

(2)	Yield shown represents the September 30, 2022, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Consolidated Schedule of Investments.

As of September 30, 2022, the aggregate cost of each investment restricted to resale was $9,666,687, $1,647,504, $1,367,355, $4,058,519, $3,335,836, $10,829,540, $3,743,598, $9,427,832, $2,141,549, $25,007,955, $4,245,077, $5,125,000, $15,022,158, $16,379,406, $1,295,640, $14,061,119, $1,272,948, $211,028, $7,206,199, $7,328,042, $1,783,591, $367,521, $2,174,345, $17,626,907, $5,043,774, $15,000,000, $636,693, $8,090,514, $7,797,897, $3,371,449, $7,857,364, $3,033,908, $2,330,057, $20,041,949, $2,204,277, $4,760,163, $1,154,552, $2,276,020, $3,376,573, $5,588,918, $8,423,573, $14,975,392, $2,188,775, $7,337,233, $1,849,814, $3,767,531, $3,520,819, $9,698,069, $19,692,078, $39,951,807, $34,515,345, $11,547,290, $1,167,380, $218,196, $1,301,204, $3,892,609, $21,341,770, $4,602,662, $3,782,484, $1,087,790, $4,977,228, $5,109,869, $15,545,559, $2,903,362, $196,441, $2,312,991, $3,393,333, $1,551, $0, $10,122,166, $15,031,794, $1,429,615, $434,236, $5,242,823, $1,727,490, $2,799,759, $200,003, $3,043,401, $125,416, $832,200, $532,000, $9,368,481, $2,716,621, $65,196, $4,428,349, $819,829, $8,961,660, $2,767,267, $1,224,329, $6,252,932, $3,327,206, $1,240,323, $1,750,000, $13,096,177, $428,225, $416,343, $4,395,261, $5,221,782, $213,629, $1,390,836, $21,716, $372,373, $587,308, $33,618, $213,488, $1,345,398, $1,943,458, $4,140,844, $2,609,316, $3,833,877, $1,115,839, $2,887,528, $4,268,499, $3,597,199, $624,025, $832,708, $914,528, $1,444,311, $1,778,561, $3,880,431, $4,644,180, $3,081,331, $6,361,569, $1,072,944, $184,445, $2,060,363, $344,990, $350,985, $3,624,547, $8,246,544, $3,584,264, $35,088,897, $1,073,672, $5,856,049, $677,584, $18,926, $28,918,968, $4,190,961, $6,140,594, $89,384, $11,096,396, $1,745,391, $138,745, $806,578, $22,495,567, $1,416,525, $8,959,190, $8,609,405, $15,247,550, $2,114,571, $230,676, $6,144,622, $803,998, $4,870,043, $15,207,560, $344,649, $12,807,580, $12,214,819, $156,835, $261,529, $2,824,184, $3,621,245, $4,414,452, $20,917,106, $10,700,185, $1,283,871, $1,533,192, $292,572, $4,830,691, $18,851,317, $9,444,860, $104,474, $5,275,699, $10,161,458, $22,304,688, $8,790,395, $99,522, $100,417, $445,831, $22,227,356, $17,114,087, $2,456,723, $442,218, $1,916,056, $5,202,843, $2,535,402, $8,901,966, $8,649,185, $157,266, $9,925,663, $636,838, $4,812,069, $2,544,232, $34,419, $455,687, $381,454, $3,161,217, $3,926,745, $4,220,305, $5,180,600, $17,788,183, and $10,098,700, respectively, totaling $1,133,290,792.

The country allocation in the Consolidated Schedule of Investments at September 30, 2022, was as follows:

Country	% of Total Investments
Australia	4.2
Belgium	0.8
Brazil	0.9
China	0.5
France	3.6
Germany	2.2
Israel	1.3
Italy	1.1
Netherlands	0.7
Norway	2.2
Romania	0.8
Spain	0.4
Sweden	2.0
United Kingdom	5.8
United States	73.5

100.0

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of September 30, 2022:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments

Co-Investments	-	-	$176,333,127	$455,916,454	$632,249,581

Primary Private Investment Funds	-	-	4,739,580	54,220,228	58,959,808

Secondary Private Investment Funds	-	-	-	612,508,346	612,508,346

Common Stock	$23,133	-	-	-	23,133

Short-Term Investments

Other Investment Companies	66,765,389	-	-	-	66,765,389

Total Investments	$66,788,522	-	$181,072,707	$1,122,645,028	$1,370,506,257

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2022	$68,566,186	$3,224,701	$–	$71,790,887
Purchases	105,540,308	1,624,888	–	107,165,196
Sales & Distributions	(1,810)	–	–	(1,810)
Transfers into Level 3	–	–	–	–
Transfers out of Level 3	–	–	–	–
Net realized gain	525	–	–	525
Net change in unrealized appreciation/depreciation	2,227,918	(110,009)	–	2,117,909

Balance as of September 30, 2022	$176,333,127	$4,739,580	$–	$181,072,707

Net change in unrealized appreciation/depreciation on investments held at September 30, 2022	$2,227,918	$(110,009)	$–	$2,117,909

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of September 30, 2022. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of September 30, 2022	Valuation Technique(s)	Unobservable Input(s)	Range	Average	Impact to Valuation from an Increase in Input (a)

Co-Investments	$ 104,001,842	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Co-Investments		Market Comparables	Public Company Multiples:

	54,665		Revenue	19.00x-19.00x	19.00x	Increase

	52,719,636		EBITDA	7.40x-31.50x	15.58x	Increase

	437,316		Tower Cash Flow	26.30x-26.30x	26.30x	Increase

Co-Investments	7,415,218	Guideline Transaction Multiples	EBITDA	10.80x-28.80x	15.61x	Increase

Co-Investments	11,704,450	Discounted Cash Flows	Discount Rate	8.0%-20.0%	12.3%	Decrease
			Terminal Value	14.00x-18.00x	9.70x	Increase

			Terminal Growth Rate	5.6%-7.5%	3.9%	Increase

Primary Private Investment Funds	3,779,355	Discounted Cash Flows	Discount Rate	8.5%-9.5%	8.8%	Decrease

Primary Private Investment Funds	960,225	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Total	$181,072,707

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Assets and Liabilities

September 30, 2022 (unaudited)

Assets:

Investments at value***	$ 1,370,506,257

Cash	119,565

Dividends receivable	4

Prepaid expenses and other assets	835,510

Total Assets	1,371,461,336

Liabilities:

Foreign currency due to custodian (cost $1,536,334)	1,510,438

Current income tax liability	851,986

Accrued expenses:

Investment advisory and management fees	783,682

Administrative fees	224,492

Professional fees	899,688

Other	807,855

Deferred income tax liability	5,415,158

Total Liabilities	10,493,299

Commitments and contingencies (see Note 6)	-

Net Assets	$ 1,360,968,037

Net Assets Represent:

Paid-in capital	$ 1,177,316,785

Distributable earnings	183,651,252

Net Assets	$ 1,360,968,037

*** Investments at cost	$1,200,082,568

Units outstanding	67,820,535

Net asset value, offering and redemption price per Unit	$20.07

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Operations

For the six months ended September 30, 2022 (unaudited)

Investment Income:
Dividend income (net of withholding tax $129,178)	$ 4,105,016

Total investment income	4,105,016

Expenses:
Investment advisory and management fees	6,752,103
Administrative fees	1,929,172
Credit facility fees	1,563,416
Professional fees	682,040
Custody fees	246,382
Directors fees and expenses	35,876
Reports to Investors	4,666
Transfer agent fees	45
Miscellaneous expenses	56,850

Total expenses before offsets	11,270,550

Fee waivers	(3,085,821)

Net expenses	8,184,729

Net investment loss before tax	(4,079,713)

Current income tax benefit	427,472

Net investment loss	(3,652,241)

Net Realized and Unrealized Gain (Loss):

Capital gain distributions received	20,096,135
Net realized loss from foreign currency transactions	(119,346)

Net change in unrealized appreciation/depreciation of investments	(30,295,245)
Deferred income tax expense	(2,683,356)

Net change in unrealized appreciation/depreciation of investments, net of taxes	(32,978,601)

Net change in unrealized appreciation/depreciation of foreign currency translations	26,123

Net realized and unrealized loss	(12,975,689)

Net decrease in net assets resulting from operations	$ (16,627,930)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statements of Changes in Net Assets

For the six months ended September 30, 2022 (unaudited) and the fiscal year ended March 31, 2022

	Six months ended September 30, 2022 (unaudited)	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$ (3,652,241)	$ 4,315,322
Net realized gain from investments	19,976,789	33,432,902
Net change in unrealized appreciation/depreciation of investments	(32,952,478)	103,055,596

Net increase (decrease) in net assets resulting from operations	(16,627,930)	140,803,820

Distributions to Investors	–	(32,812,830)

Capital Unit Transactions:[1]
Net increase from capital Unit transactions	304,142,492	558,324,175

Total increase in net assets	287,514,562	666,315,165

Net Assets:
Beginning of period	1,073,453,475	407,138,310

End of period	$ 1,360,968,037	$ 1,073,453,475

[1]	See Note 1(g) of the Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Cash Flows

For the six months ended September 30, 2022 (unaudited)

Cash Flows from Operating Activities:

Net decrease in net assets resulting from operations	$ (16,627,930)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:

Capital gain distributions received	(20,096,135)

Net change in unrealized appreciation/depreciation of investments	30,295,245

Decrease in dividends receivable	15,098

Increase in prepaid expenses and other assets	(684,848)

Increase in deferred income tax liability	2,683,356

Decrease in current income tax liability	(427,472)

Increase in investment advisory and management fees payable	167,306

Increase in administrative fees payable	48,385

Decrease in professional fees payable	(61,073)

Increase in foreign cash due to custodian	1,510,438

Increase in other accrued expenses	388,179

Purchases of investments	(423,377,213)

Proceeds from sale of investments	538,588

Distributions from investments, net of change in distribution receivable	40,957,289

Net sales of short-term investments	70,349,072

Net cash used in operating activities	(314,321,715)

Cash Flows from Financing Activities:
Proceeds from capital Unit transactions	304,142,492

Net cash provided by financing activities	304,142,492

Net decrease in cash	(10,179,223)

Cash at beginning of period	10,298,788

Cash at end of period	$ 119,565

Supplemental Disclosure of Cash Flow Information

Non-Cash Transaction:

Stock distributions received in-kind from investments	$ 448,761

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Financial Highlights

For a Unit outstanding throughout each fiscal period

	For the six months ended September 30, 2022*		For the fiscal years ended March 31,
	(Unaudited)	2022*	2021*	2020	2019	2018
Net Asset Value, Beginning of Period	$20.43	$17.93	$13.34	$13.30	$13.25	$11.78

Income (Loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.06)	0.12	(0.09)	(0.05)	(0.07)	(0.03)

Net realized and unrealized gain (loss) from investments	(0.30)	3.19	4.85	0.62	1.31	1.71

Total from investment operations	(0.36)	3.31	4.76	0.57	1.24	1.68

Less Distributions to Investors from:
Net realized gain on investments	–	(0.81)	(0.17)	(0.53)	(1.19)	(0.21)

Total distributions to unitholders	–	(0.81)	(0.17)	(0.53)	(1.19)	(0.21)

Net Asset Value, End of Period	$20.07	$20.43	$17.93	$13.34	$13.30	$13.25

Total Return[1]	(1.76%)[3]	18.81%	35.90%	4.21%	10.09%	14.39%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	1.47%[4,5]	1.79%[4]	1.98%[4,6]	1.48%	1.52%	1.12%

Ratio of gross expenses to average net assets[7]	1.97%[4,5]	2.01%[4]	1.98%[4,6]	1.48%	1.70%	1.79%

Ratio of net investment income (loss) to average net assets[1]	(0.59%)[5]	0.63%	(0.56%)	(0.38%)	(0.51%)	(0.24%)

Portfolio turnover rate	4%[3]	14%	0%	0%	59%	0%[8]

Net assets, end of period (in thousands)	$1,360,968	$1,073,453	$407,138	$196,641	$119,576	$88,262

*	Consolidated.

[1]	Total return and net investment income would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]

Ratio includes the deferred income tax expense related to the unrealized gain or loss from the Corporate Subsidiary. The ratio of net expenses to average net assets excluding the deferred income tax expense would have been 1.25%, 1.56% and 1.56% for the period ended September 30, 2022 and the years ended March 31, 2022 and March 31, 2021, respectively. The ratio of gross expenses to average net assets excluding the deferred income tax expense would have been 1.75%, 1.78% and 1.56% for the period ended September 30, 2022 and the years ended March 31, 2022 and March 31, 2021, respectively.

[5]	Annualized, except for deferred income tax expense.

[6]	Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.21% for the fiscal year ended March 31, 2021.

[7]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

[8]	Less than 0.5%.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements

September 30, 2022 (unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Pantheon Master Fund, LLC (the “Master Fund”) is organized as a Delaware limited liability company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund’s investment objective is to seek long-term capital appreciation. The Master Fund expects to invest primarily in private equity investments, including primary and secondary investments in private equity, infrastructure, and other private asset funds (“Investment Funds”) and co-investments in portfolio companies.

The Master Fund offers a single class of units (“Units”) to “accredited investors” (as defined in Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)) (the “Investors”), which may be purchased as of the first business day of each month at the Master Fund’s net asset value (“NAV”) per Unit. The Master Fund may, from time to time, offer to repurchase Units pursuant to written tenders by the Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund’s Board of Directors (the “Board” or the “Directors”).

BASIS OF CONSOLIDATION: The accompanying consolidated financial statements of the Master Fund include the accounts of AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”) and AMG Pantheon Lead Fund, LLC (the “Lead Fund”) (each a “Subsidiary” and together, the “Subsidiaries”), which are wholly-owned subsidiaries of the Master Fund and are organized as Delaware limited liability companies. The Lead Fund commenced operations on July 1, 2021. The Subsidiaries have the same investment objectives and strategies as the Master Fund, and like the Master Fund are managed by Pantheon Ventures (US) LP (the “Investment Manager”). The Master Fund may invest up to 25% of its total assets in the Corporate Subsidiary and the Corporate Subsidiary permits the Master Fund to pursue its investment objective and strategies in a potentially tax-efficient manner and to satisfy regulated investment company tax requirements. The Master Fund may also invest a portion of its assets in the Lead Fund. The Lead Fund was organized for the purpose of facilitating the Master Fund’s use of a revolving credit facility. Intercompany accounts and transactions have been eliminated. As of September 30, 2022, the Corporate Subsidiary holds investments in the amount of $87,115,298. The net assets of the Corporate Subsidiary were $103,707,144, which is 7.62% of the Master Fund’s consolidated net assets. As of September 30, 2022, the Lead Fund holds investments in the amount of $713,875,403. The net assets of the Lead Fund were $721,098,603, which is 52.98% of the Master Fund’s consolidated net assets.

The Master Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its consolidated financial statements:

a.

VALUATION OF INVESTMENTS: Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day NAV per share.

For direct investments and certain co-investments in portfolio companies, the Board primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Investment Funds and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. Additionally, the Master Fund may utilize independent valuation firms to provide third-party valuation consulting services. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial reports or statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by the Valuation Committee of the Investment Manager,

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

who reviews the capital account balances and may adjust the value of each Master Fund investment.

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing all outstanding investments fair valued by the Investment Manager, including a comparison with the prior month end.

Pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), effective September 30, 2022, the Board designated the Investment Manager as the Master Fund’s Valuation Designee to perform the Master Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations. Other than the designation of the Investment Manager as the Valuation Designee, the Master Fund’s adoption of Rule 2a-5 did not impact how the Master Fund determines fair value or the carrying amount of investments held in the Master Fund.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b.

SECURITY TRANSACTIONS: Security transactions are recorded as of the date the Master Fund obtained a right to demand the securities purchased or to collect the proceeds of sales, and incurred an obligation to pay the price of the securities purchased or to deliver the securities sold, respectively (i.e. trade/effective date). Trade/effective date will be the date the Master Fund is legally committed to a security transaction and all significant contingencies, including all necessary approvals, are satisfied. Realized gains and losses on securities sold are determined on the basis of identified cost. The payable for investments purchased for security transactions with an original settlement period of over one year are reflected at net present value. Monies paid by the Master Fund in advance of the closing date of a private equity investment are held in escrow until the investment’s closing date and are reflected in the Consolidated Statement of Assets and Liabilities as Investment Funds paid in advance.

c.

INVESTMENT INCOME AND EXPENSES: Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions from Investment Funds and co-investments occur at irregular intervals and the exact timing of distribution from the Investment Funds and co-investments cannot be determined. The classification of income received from the Investment Funds and co-investments are based on the investment distribution notices received from the investment’s general partner or investment manager. Expenses are recorded on an accrual basis. Legal fees are apportioned between the Master Fund and AMG Pantheon Fund, LLC (the “Feeder Fund”) based on level of service.

d.

DIVIDENDS AND DISTRIBUTIONS: The Master Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually as described in the Master Fund’s registration statement.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Distributions to Investors are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to Investors’ distributions, are reclassified among capital accounts in the consolidated financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of September 30, 2022, the Master Fund had permanent differences relating to the tax treatment of its investments in the Corporate Subsidiary and certain investment partnerships. The Master Fund had temporary differences relating to organization and offering costs, qualified late year ordinary loss deferral, differences between book and tax treatment of investments in certain investment partnerships, and passive foreign investment companies.

Permanent differences resulted in the following reclassifications between distributable earnings and paid-in capital:

Distributable Earnings	Paid-In Capital

$ (9,238,706)	$9,238,706

The tax character of distributions paid during the tax years ended September 30, 2022 and September 30, 2021 was as follows:

Distributions paid from:	2022	2021
Ordinary income	$ 3,356,874	-
Long-term capital gains	29,455,957	$ 3,141,732

Total	$ 32,812,381	$ 3,141,732

As of September 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$ 14,169,677

Late year loss deferral	$ 9,820,340

Other temporary differences	$ 21,222

Based on the approximate cost of investments for federal income tax purposes at September 30, 2022, of $1,194,777,240, the Master Fund’s aggregate gross unrealized appreciation and depreciation were $196,294,159 and $(3,544,150) respectively, resulting in net unrealized appreciation of $192,750,009.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following tax year. The Master Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each tax year. For the year ending September 30, 2022, the Master Fund deferred late year loss deferrals in the amount of $9,820,340.

e.

FEDERAL TAXES: The Master Fund qualifies as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRC” or the “Code”), and to distribute substantially all of its taxable income and gains to its Investors and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying consolidated financial statements. If the Master Fund were to fail to meet the requirements of Subchapter M of the IRC to qualify as a regulated investment company, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to its Investors, and all distributions out of income and profits would be taxable to Investors as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment under Subchapter M of the IRC.

Additionally, based on the Master Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Master Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

The Master Fund’s tax year end is September 30. Management has analyzed the Master Fund’s tax positions as of September 30, 2022, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Master Fund’s consolidated financial statements. Additionally, the Master Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Lead Fund is a disregarded entity and therefore is not subject to U.S. income taxes. Additionally, the Master Fund’s investment in the Lead Fund, as a whole, is not limited to 25% of the Master Fund’s total assets for purposes of the asset diversification test under Subchapter M of the Code. As a wholly owned subsidiary, the Lead Fund’s net income and capital gains, if any, will be included each year in the Master Fund’s investment company taxable income and net capital gain.

The Corporate Subsidiary is subject to U.S. federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

The Corporate Subsidiary recorded a provision for income tax expense (benefit) for the year ended September 30, 2022. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

	Current	Deferred	Total
Tax expense/(benefit)	$ 851,986	$ 2,835,382	$ 3,687,368
Valuation allowance	-	-	-

	$ 851,986	$ 2,835,382	$ 3,687,368

The current tax benefit of $427,472 for the six month period ending September 30, 2022 is the result of a change in estimate from the March 31, 2022 tax expense. The change in estimate is based on updated tax information received from underlying partnerships during the current period.

Components of the Corporate Subsidiary’s deferred tax assets and liabilities as of September 30, 2022 are as follows:

Deferred Tax Liabilities:
Unrealized appreciation/(depreciation) on investments	$2,411,141
Impact of outstanding temporary adjustments on partnerships	3,004,027

Total net deferred tax liability before valuation allowance	5,415,168
Less: Valuation Allowance	-

Net deferred tax liability	$5,415,168

During the tax year ending September 30, 2022, the Corporate Subsidiary utilized net operating loss carryforwards in the amount of $264,186. There are no net operating loss carryforwards available to be carried forward to future taxable income.

Total income tax (current and deferred) is computed by applying the federal statutory income tax rate of 21% and estimated applicable state tax statutory rates (net of federal tax benefit) to net investment income and realized and unrealized gains/(losses) on investments before taxes for the year ended September 30, 2022 as follows:

Income tax expense at statutory rate of 21%	$2,875,942

State income tax expense, net of federal benefit	811,426

Total income tax expense	$3,687,368

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

The Corporate Subsidiary recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Corporate Subsidiary’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Corporate Subsidiary. The Corporate Subsidiary is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

f.

CAPITAL LOSS CARRYOVERS AND DEFERRALS: As of September 30, 2022, the Master Fund had no capital loss carryovers for federal income tax purposes. Should the Master Fund incur net capital losses for the tax year ended September 30, 2023, such amounts may be used to offset future realized capital gains for an unlimited time period and retain their character as short-term and/or long-term.

g.

CAPITAL STOCK: The Master Fund’s Limited Liability Company Agreement authorizes an issuance of an unlimited number of Units, without par value. The Master Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended September 30, 2022 (unaudited) and the fiscal year ended March 31, 2022, the Master Fund’s capital Unit transactions were as follows:

	September 30, 2022		March 31, 2022
	Units	Amount	Units	Amount

Proceeds from sale of Units	15,273,400	$304,142,492	28,109,735	$525,511,345
Reinvestment of dividends	-	-	1,735,210	32,812,830

Net increase	15,273,400	$304,142,492	29,844,945	$558,324,175

At September 30, 2022, one affiliated Investor of record, the Feeder Fund owned 88% of the Master Fund’s net assets and one unaffiliated Investor owned 12% of the Master Fund’s net assets. Transactions by these Investors may have a material impact on the Master Fund.

h.

CASH AND CASH HELD IN ESCROW: Cash consists of monies held at The Bank of New York Mellon (the “Custodian” or “BNYM”). Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund’s Custodian. Cash held in escrow represents monies received in advance of the effective date of an Investor’s subscription. The monies are deposited with the Master Fund’s transfer agent,

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

and will be released from escrow on the effective date of the subscription. There was no cash held in escrow at September 30, 2022.

i.

FOREIGN CURRENCY TRANSLATION: The books and records of the Master Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represents: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Master Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Each of the Master Fund, the Corporate Subsidiary, and the Lead Fund has entered into an investment management agreement with the Investment Manager, a limited partnership organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Affiliated Managers Group, Inc. (“AMG”) indirectly owns a majority of the interests of the Investment Manager. Investment management fees are paid directly by each of the Master Fund and the Subsidiaries to the Investment Manager at the annual rate of 0.70% of the net assets of the Master Fund, the Corporate Subsidiary, and the Lead Fund, respectively, as of the end of each month, determined before giving effect to the accrual of the investment management fee being calculated or to any purchases or repurchases of interests of the Master Fund, the Corporate Subsidiary, and the Lead Fund or any distributions by the Master Fund, the Corporate Subsidiary, and the Lead Fund. The Investment Manager has agreed to waive the portion of the management fee that the Investment Manager otherwise would have been entitled to receive with respect to any particular month from the Master Fund in an amount equal to the investment management fee paid to the Investment Manager under each Subsidiary’s investment management agreement with the Investment Manager with respect to such month. During the six months ended September 30, 2022, the Investment Manager waived investment management fees payable by the Master Fund in the amount of $2,400,083.

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Master Fund, the Corporate Subsidiary, and the Lead Fund to pay, waive, or reimburse each such Fund’s expenses such that the aggregate of each such Fund’s total

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 0.75% per annum of each such Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the investment management fees paid by the Master Fund, the Corporate Subsidiary, and the Lead Fund and any payments made by the Master Fund in respect of any investment management fee that had been previously waived by the Investment Manager; (ii) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which any of the Master Fund, the Corporate Subsidiary, and the Lead Fund invests (including all acquired fund fees and expenses); (iii) transaction costs, including legal costs and brokerage commissions, of any of the Master Fund, the Corporate Subsidiary, and the Lead Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, exchange traded fund investments, and other investments; (iv) interest payments incurred by any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (v) fees and expenses incurred in connection with any credit facilities obtained by any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (vi) taxes of any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (vii) extraordinary expenses (as determined in the sole discretion of the Investment Manager) of any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (viii) fees and expenses billed directly to the Corporate Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund by any accounting firm for auditing, tax and other professional services provided to the Lead Fund; and (ix) fees and expenses billed directly to the Corporate Subsidiary for custody and fund administration services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund for custody and fund administration services provided to the Lead Fund. To the extent that the Master Fund’s, Corporate Subsidiary’s, or Lead Fund’s total annual operating expenses for any month exceed the Expense Cap, the Investment Manager will pay, waive, or reimburse such Fund for expenses to the extent necessary to eliminate such excess.

The Master Fund, the Corporate Subsidiary, and the Lead Fund will be obligated to pay the Investment Manager all amounts previously paid, waived, or reimbursed by the Investment Manager with respect to such Fund pursuant to such Expense Cap, provided that (a) the amount of such additional payment in any year, together with all expenses of the Master Fund, the Corporate Subsidiary, and the Lead Fund, in the aggregate, would not cause the aggregate of each such Fund’s total annual operating expenses, exclusive of Excluded Expenses, in any such year to exceed the amount of the Expense Cap, (b) the amount of such additional payment shall be borne directly or indirectly pro rata by all Master Fund unitholders and (c) no additional payments by the Master Fund, the Corporate Subsidiary, or the Lead Fund, as applicable, will be made with respect to amounts paid, waived, or reimbursed by the Investment Manager more than thirty-six (36) months after the date the Master Fund, the Corporate Subsidiary, or the Lead Fund, as applicable, accrues a liability with respect to such amounts paid, waived, or reimbursed by the Investment Manager. The Expense Limitation and Reimbursement Agreement shall continue until such time that the Investment Manager ceases to be the investment manager of the Master Fund or upon mutual agreement between the Investment Manager and the Master Fund’s Board.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Each of the Master Fund, the Corporate Subsidiary, and the Lead Fund has entered into an Administration Agreement under which AMG Funds LLC, a subsidiary and the U.S. retail distribution arm of AMG, serves as the administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Master Fund’s and Subsidiaries’ operations, including administration and Investor services to the Master Fund and Subsidiaries, their Investors, and certain institutions, such as broker-dealers and registered investment advisers, that advise or act as an intermediary with the Master Fund’s Investors. Each of the Master Fund, Corporate Subsidiary, and Lead Fund pays a fee to the Administrator at the rate of 0.20% per annum of such Fund’s average monthly net assets, and the Master Fund is subject to a minimum annual fee of $344,000 for these services. The Administrator has agreed to waive the portion of the administration fee that the Administrator otherwise would have been entitled to receive with respect to any particular month from the Master Fund in an amount equal to the administration fee paid to the Administrator under each of the Corporate Subsidiary’s and Lead Fund’s Administration Agreements with the Administrator with respect to such month. During the six months ended September 30, 2022, the Administrator waived administration fees payable by the Master Fund in the amount of $685,738.

The Board provides supervision of the affairs of the Feeder Fund, the Master Fund and the Subsidiaries, and other trusts within the AMG Funds family of mutual funds. The Directors of the Master Fund who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board and the Audit Committee Chair receive additional annual retainers. The Directors’ fees and expenses are split evenly between the Master Fund and the Feeder Fund. Certain Directors and Officers of the Master Fund are Officers and/or Directors of the Feeder Fund, the Subsidiaries, the Administrator, the Investment Manager and AMG.

3.	INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

o

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

o

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

o

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of September 30, 2022, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments	Remaining life*	Redemption frequency	Notice (In days)	Redemption Restrictions

Buyout (a)	$983,157,034	$ 177,684,911	1-10 years	Not Redeemable	N/A	N/A

Growth Equity (b)	131,085,688	46,860,741	1-10 years	Not Redeemable	N/A	N/A

Infrastructure (c)	74,835,237	8,829,100	1-12 years	Not Redeemable	N/A	N/A

Private Debt (d)	42,708,945	10,425,004	1-10 years	Not Redeemable	N/A	N/A

Real Assets (e)	7,754,992	9,354,647	1-10 years	Not Redeemable	N/A	N/A

Special Situations (f)	31,406,252	6,761,661	1-10 years	Not Redeemable	N/A	N/A

Venture (g)	32,769,587	18,784,449	1-10 years	Not Redeemable	N/A	N/A

Total	$1,303,717,735	$ 278,700,513

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.

(b)	Funds that invest in later-stage, pre-IPO companies.

(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.

(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.

(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.

(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.

(g)	Investments in new and emerging companies are usually classified as venture capital.

*

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.

4.	PURCHASES AND SALES OF SECURITIES

Purchases and sales/distributions of securities (excluding short-term and U.S. Government obligations) for the six months ended September 30, 2022 were $423,825,974 and $41,638,905, respectively. There were no purchases or sales of U.S. Government obligations for the Master Fund.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

5.	FOREIGN SECURITIES

The Master Fund invests in Investment Funds and certain co-investments of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Master Fund’s investments in emerging market countries are exposed to additional risks. The Master Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Master Fund level and the Master Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6.	COMMITMENTS AND CONTINGENCIES

Under the Master Fund’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts and agreements that contain a variety of representations and warranties, which may provide general indemnifications. The maximum exposure to the Master Fund under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.

7.	CREDIT AGREEMENT

Effective July 20, 2021, the Master Fund entered into a Credit Agreement with Barclays Bank PLC (the “Credit Agreement”) in the amount of $80 million, which was increased to $170 million (the “Committed Loan Amount”) on December 29, 2021. Effective April 8, 2022, the Committed Loan Amount was increased to $250 million and effective August 29, 2022, the Committed Loan Amount was increased to $325 million. The Credit Agreement provides the Master Fund a revolving line of credit to satisfy repurchase requests, to meet capital calls and cover unfunded commitments, and to otherwise provide the Master Fund with temporary liquidity. Effective December 31, 2021, the interest rate on outstanding loans is equal to the Secured Overnight Financing Rate (“SOFR”), plus 2.85%. Prior to December 31, 2021, the interest rate was equal to London Interbank Offered Rate, plus 2.85%. The Master Fund pays a 1.00% commitment fee on the outstanding principal amount of the loans and an annual structuring fee of 0.20% of the Committed Loan Amount. Effective August 29, 2022, the commitment fee was lowered to 0.925%. The annual structuring fee is amortized over a 12 month period. The commitment fee and amortization of the annual structuring fee are reflected in credit facility fees on the Consolidated Statement of Operations. Any interest incurred on the line of credit utilized is included in the Consolidated Statement of Operations as interest expense. For the six months ended September 30, 2022, the Master Fund has not utilized the line of credit.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

8.	FINANCIAL AND OTHER RISK FACTORS

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

The Master Fund intends to invest a substantial portion of its available capital in private equity securities including investments in private equity, infrastructure, and other private asset funds. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. As a non-diversified fund, the Master Fund may have a concentration of investments in a limited number of portfolio securities. The Master Fund may also have a concentration of investments in a particular sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. Private equity securities are illiquid and can be subject to various restrictions on resale. There can be no assurance that the Master Fund will be able to realize the value of any private equity investments in a timely manner. Additionally, Investment Funds are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Investment Funds.

The COVID-19 pandemic has continued to significantly impact U.S. and global economies and financial markets. The impact of COVID-19, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time. COVID-19 may result in substantial market volatility and may adversely impact the values and liquidity of the Master Fund and its underlying portfolio investments, and consequently, the Master Fund’s performance. Additionally, Russia’s military action in Ukraine has caused concern for the global community. While the Master Fund had no direct exposure to Russia and Ukraine at September 30, 2022, there will likely be impacts stemming from certain economic sanctions, which may have significant implications in Europe and around the world. The Master Fund is unable to predict the full impact that these sanctions will have on the Master Fund’s operations and financial condition.

Units in the Master Fund provide limited liquidity because repurchases of Units are subject to approval of the Master Fund’s Board. Therefore, an investment in the Master Fund is suitable only for investors who can bear the risks associated with limited liquidity of their investments and an investment in the Master Fund should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met. A discussion of the risks associated with an investment in the Master Fund is provided in the Feeder Fund’s Prospectus and Statement of Additional Information.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

9.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2022, have been evaluated through the date at which the consolidated financial statements were issued and the Master Fund has determined that no material events or transactions occurred.

Annual Renewal of Investment Management Agreement

At an in-person meeting held on June 23, 2022, the Boards of Directors (the “Directors”) of AMG Pantheon Fund, LLC (the “Feeder Fund”), AMG Pantheon Master Fund, LLC (the “Master Fund”), AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), and AMG Pantheon Lead Fund, LLC (the “Lead Fund” and, together with the Feeder Fund, the Master Fund, and the Corporate Subsidiary, the “Funds”), and separately a majority of the Directors who are not “interested persons” of the Funds (“Independent Directors”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), voted to approve (i) the investment management agreement between Pantheon Ventures (US) LP (“Pantheon”) and the Feeder Fund, (ii) the investment management agreement between Pantheon and the Master Fund, (iii) the investment management agreement between Pantheon and the Corporate Subsidiary, and (iv) the investment management agreement between Pantheon and the Lead Fund, in each case, as amended at any time prior to the date of the meeting (collectively, the “Investment Management Agreements”). The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreements.

In considering each Investment Management Agreement, the Directors reviewed a variety of materials relating to each Fund and Pantheon, including, with respect to the Master Fund and the Feeder Fund, comparative performance, fee and expense information for an appropriate peer group of similar funds and performance information for a relevant benchmark index, and, with respect to all of the Funds, the nature, extent and quality of services, other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Directors: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by Pantheon under the Investment Management Agreements, the Directors reviewed information relating to Pantheon’s operations and personnel. Among other things, Pantheon provided financial information and descriptions of its organizational and management structure. The Directors also took into account information provided periodically throughout the previous year by Pantheon in Board meetings relating to the performance of its duties with respect to the Funds and the Directors’ knowledge of Pantheon’s management and the quality of the performance of Pantheon’s duties under the Investment Management Agreements. In the course of their deliberations regarding the Investment Management Agreements, the Directors evaluated, among other things: (a) the extent and quality of the services rendered by Pantheon to the Funds; (b) Pantheon’s investment philosophy, strategies and techniques in managing the Funds; (c) Pantheon’s expertise in buying, selling and managing private equity investments; (d) Pantheon’s global footprint and range of investment products; and (e) Pantheon’s compliance program. The Directors also took into account Pantheon’s undertaking to maintain contractual expense

Annual Renewal of Investment Management Agreement (continued)

limitations for the Funds. The Directors also considered Pantheon’s risk management processes.

Performance

The Directors considered the performance of the Feeder Fund and the Master Fund for various periods and compared the performance of such Funds against the performance of an appropriate peer group of similar funds (the “Peer Group”) and the MSCI World Index, such Funds’ primary benchmark. The Directors noted that the Feeder Fund’s performance for Class 1 shares for the 1-year period ended December 31, 2021 was above the average performance of the Peer Group and above the performance of the MSCI World Index. The Directors noted that, because the Feeder Fund invests solely in the Master Fund, the Feeder Fund’s performance closely mirrored the performance of the Master Fund. The Directors also noted that the Corporate Subsidiary and the Lead Fund are wholly-owned subsidiaries of the Master Fund and that the Master Fund’s performance includes the Corporate Subsidiary and the Lead Fund. The Directors also took into account management’s discussion of the Feeder Fund’s and the Master Fund’s performance. The Directors concluded that the Feeder Fund’s and the Master Fund’s (including the Corporate Subsidiary’s and the Lead Fund’s) overall performance has been satisfactory.

Management Fees; Profitability; and Economies of Scale

In considering the reasonableness of the fees payable to Pantheon, the Directors noted that the Funds operate under expense limitation and reimbursement agreements. The Directors also noted that, pursuant to the expense limitation and reimbursement agreements, Pantheon has agreed to limit total operating expenses of the Feeder Fund, exclusive of certain enumerated items, to the annual rate of 1.45% and to limit the aggregate of the Master Fund’s total annual operating expenses, the Corporate Subsidiary’s total annual operating expenses, and the Lead Fund’s total annual operating expenses, exclusive of certain enumerated items (including the management fees paid by the Master Fund, the Corporate Subsidiary, and the Lead Fund), to the annual rate of 0.75%. The Directors also noted that Pantheon has fully waived the management fee of the Feeder Fund and intends to do so as long as the master/feeder structure remains in place.    The Directors compared the gross and net expense ratios of the Master Fund and the Feeder Fund to the Peer Group. The Directors considered that the Funds’ expense limitation agreements shall continue until such time that Pantheon ceases to be the investment adviser of the applicable Fund or upon mutual agreement between Pantheon and the Board. The Directors concluded that, in light of the nature, extent and quality of the services provided by Pantheon and the considerations noted above with respect to Pantheon, each Fund’s management fees and expenses are reasonable.

The Directors considered information regarding the profitability of Pantheon with respect to the provision of investment advisory services to the Funds in addition to the material benefits from economies of scale that Pantheon might realize with respect to the Funds as the Funds increase in assets. The Directors noted Pantheon’s belief that maintaining the current fee

Annual Renewal of Investment Management Agreement (continued)

structure and expense caps will help Pantheon raise additional assets to bring the Funds to scale, and concluded that Pantheon is not currently realizing benefits from economies of scale that would warrant adjustments to the management fee at this time. The Directors also considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from Pantheon serving as Investment Manager to the Funds), received by Pantheon and its affiliates from their relationships with the Funds and the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks.

After consideration of the foregoing, the Directors reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements: (a) Pantheon has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreements and (b) Pantheon maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the Investment Management Agreements would be in the best interests of the Funds and their members. Accordingly, on June 23, 2022, the Directors, and separately a majority of the Independent Directors, voted to approve the Investment Management Agreements.

Other Tax Information

AMG Pantheon Master Fund, LLC hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2021/2022 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the calendar year.

Pursuant to section 852 of the Internal Revenue Code, AMG Pantheon Master Fund, LLC hereby designates $29,455,957 as a capital gain distribution with respect to the taxable year ended September 30, 2022, or if subsequently determined to be different, the net capital gains of such year.

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Important Information About This Report

This report is prepared for the Fund’s Unit holders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Directors, please contact us by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

A description of the policies and procedures that the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at www.sec.gov. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

093022 SAR080	www.amgfunds.com

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable for the semi-annual shareholder report.

Item 6. SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for the semi-annual shareholder report.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for the semi-annual shareholder report.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable for the semi-annual shareholder report.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for the semi-annual shareholder report.

Item 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG PANTHEON FUND, LLC

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 8, 2022

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	December 8, 2022